Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2022	2021
	US$M	US$M
Employee benefits 1	1,351	1,624
Restructuring 2	27	54
Post-retirement employee benefits 3	281	534

Total provisions	1,659	2,212

Comprising:
Current	1,319	1,606
Non-current	340	606

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2022	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,624	54	534	2,212
Charge/(credit) for the year:
Underlying	1,424	24	78	1,526
Discounting	–	–	30	30
Net interest expense	–	–	(9)	(9)
Exchange variations	(131)	(1)	(51)	(183)
Released during the year	(58)	(2)	(2)	(62)
Remeasurement gains taken to retained earnings	–	–	(24)	(24)
Utilisation	(1,381)	(43)	(58)	(1,482)
Divestment and demerger of subsidiaries and operations	(128)	(6)	(217)	(351)
Transfers and other movements	1	1	–	2

At the end of the financial year	1,351	27	281	1,659

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$165 million present value of funded defined benefits pension obligation (2021: US$377 million) offset by fair value of defined benefit scheme assets US$(169) million (2021: US$(398) million), US$85 million present value of unfunded defined pension and post-retirement medical benefits obligation (2021: US$321 million) and US$200 million unfunded post-employment benefits obligation in Chile (2021: US$234 million).